Pensions and Other Post-Employment Benefits - Discount Rate (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Germany [Member]
Discount rate to determine defined benefit obligation [Line Items]
Discount rate to determine defined benefit obligation	1.70%	1.70%
UK [Member]
Discount rate to determine defined benefit obligation [Line Items]
Discount rate to determine defined benefit obligation	2.60%	2.50%
US [Member]
Discount rate to determine defined benefit obligation [Line Items]
Discount rate to determine defined benefit obligation	4.10%	3.50%